[LOGO] Fifth Third/Maxus Funds

                                             LAUREATE FUND
[GRAPHIC]



Fifth Third/Maxus Funds
Semi-Annual Report to Shareholders


-----------------
June 30, 2001

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS
In order to reduce expenses of the Fifth Third/Maxus Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third/Maxus Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.





This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

For more complete information on the Fifth Third/Maxus Funds, including fees, expenses and sales charges, please call 1-800-282-5706 for a prospectus, which you should read carefully before you invest or send money. The Fifth Third/Maxus Funds are distributed by BISYS Fund Services L.P.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services.

Fifth Third/Maxus Funds, like all mutual funds:
 . are NOT FDIC insured
 . have no bank guarantee
 . may lose value

Letter to Shareholders

--------------------------------------------------------------------------------

Dear Shareholder,

  We are pleased to present the Fifth Third/Maxus Funds Semi-Annual Report to Shareholders for the six-month period ended June 30, 2001. This is the last financial report that you will receive on the Fifth Third/Maxus Funds. Effective August 13, 2001, the Fifth Third/Maxus Funds joined The Fifth Third Family of Funds*. Your next financial report will be dated December 31, 2001.

  Please note the following information as it relates to your mutual fund account:

  .  The fund names changed as follows:

     Former Name                              Name effective August 13
     -----------                              ------------------------
     Fifth Third/Maxus Equity Fund            Fifth Third MultiCap Value Fund
     Fifth Third/Maxus Aggressive Value Fund  Fifth Third MicroCap Value Fund
     Fifth Third/Maxus Laureate Fund          Fifth Third Worldwide Fund

  . For assistance on your account, please call your Investment Advisor directly or Fifth Third Funds Shareholder Services at 1-800-282-5706. Representatives at Shareholder Services are available from 8:00 a.m. to 9:00 p.m., Monday through Friday.

  .  Mail inquiries should be sent to the following address:

      Fifth Third Funds
      P.O. Box 182706
      Columbus, OH 43218-2706

  . To invest into the Fifth Third Funds by wire, please call 1-800-282-5706 for wiring instructions.

  . Previously, you received your Fifth Third/Maxus Fund statement on a quarterly basis. Beginning in September, you will receive your Fifth Third Fund statement monthly.

  The Fifth Third Funds now offer twenty (20) different investment portfolios to meet your investing needs.

  Once again, we would like to take the opportunity to welcome you to The Fifth Third Family of Funds.

Sincerely,

FIFTH THIRD FUNDS

--------
* Fifth Third/Maxus Income Fund is expected to join The Fifth Third Family of Funds on or about August 31, 2001. At that time, the fund's name will change to the Fifth Third Strategic Income Fund.

Fifth Third/Maxus Laureate Fund
Schedule of Portfolio Investments
June 30, 2001
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------


                                                       Market
 Shares                                                 Value
 ------- -------------------------------------------   -------
 Equity Mutual Funds - 90.7%
  39,115 Artisan International*                        $   764
  22,583 Berger Mid Cap Value                              379
     129 Berger New Generation*                              1
     656 Berger Small Company Growth*                        3
  25,965 CGM Focus                                         517
     164 Credit Suisse Global Post Venture Capital*          3
      84 Credit Suisse Wp Global Telecommunications*         3
      37 Credit Suisse Wp Japan Growth*#                     0
     156 Credit Suisse Wp Japan Small Company*#              0
  23,484 Delafield                                         458
   9,256 Dresdner RCM Biotechnology Class N*               276
  13,241 Dresdner RCM Global Healthcare
          Class N*                                         286
  34,213 Dreyfus Emerging Markets                          393
      33 Excelsior Pacific/Asia#                             0
     109 Fremont US Micro Cap*                               3
     201 Fremont US Small Cap                                3
      68 Heartland Value*                                    3
     159 Henlopen*                                           3
     769 Information Age (The)*                             12
  18,129 Invesco Financial Services                        559
     258 Invesco Small Company Growth*                       4
      21 Janus Enterprise*                                   1
  14,201 Janus Global Life Sciences                        253
      16 Janus Mercury#                                      0
  92,948 Janus Overseas                                  2,080
  20,956 Janus Worldwide                                 1,028
  17,197 Liberty Acorn Foreign Forty Class Z               233
  24,151 Liberty Acorn International Class Z*              487
 135,883 Longleaf Partners International                 1,896
  56,348 Matthews Dragon Century China                     640
 178,571 Matthews Korea*                                   496
  38,158 Matthews Pacific Tiger                            333
  18,799 Montgomery Emerging Asia*                         149
  84,071 Mutual Series European Class Z                  1,330

                                                        Market
 Shares                                                  Value
 ------- --------------------------------------------   -------
     201 Oakmark Select                                 $     5
  60,960 Pilgrim International Value Class A                855
  20,142 Red Oak Technology Select*                         255
     149 RS Diversified Growth*                               4
  21,202 RS Emerging Growth*                                766
     433 RS Internet Age*                                     3
   9,985 RS Microcap Growth*                                211
  17,745 RS Partners*                                       339
  38,602 Rydex Biotechnology Investor Class*              1,040
   7,957 Rydex Dynamic Titan 500 Advisor Class              127
  21,496 Rydex Dynamic Velocity 100 Advisor Class*        1,061
  15,510 Rydex Nova Investor Class*                         448
  60,616 SSgA Emerging Markets*                             549
     189 Strong Asia Pacific                                  1
       0 T Rowe Price Japan*#/\                               0
  41,667 T Rowe Price New Asia*                             260
  51,991 Third Avenue Small-Cap Value                       822
  20,906 Tocqueville International Value                    180
     133 Turner Micro Cap Growth*                             5
     417 Turner Small Cap Growth*                             9
  65,743 Tweedy, Browne Global Value                      1,344
  74,929 UAM Clipper Focus                                1,212
  15,810 Van Wagoner Emerging Growth*                       257
  15,657 Van Wagoner Micro-Cap*                             240
     143 Van Wagoner Mid Cap*                                 2
     136 Van Wagoner Post Venture*                            2
      66 Van Wagoner Technology*                              1
 153,436 Wasatch Small-Cap Value*                           644
         --------------------------------------------   -------
                                                         23,238
         --------------------------------------------   -------
         Total Investments (Cost - $21,468) - 90.7%      23,238
         --------------------------------------------   -------
         Other assets in excess of liabilities - 9.3%     2,391
         --------------------------------------------   -------
         NET ASSETS - 100.0%                            $25,629
         --------------------------------------------   -------

*  Non-Income producing security.
#  Market value is less than $500.
/\ Shares are less than .50.
       (See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Laureate Fund
Statement of Assets and Liabilities
June 30, 2001
(Unaudited)
(Amounts in thousands except per share amounts)

--------------------------------------------------------------------------------

Assets:
Investments, at value (cost $21,468)                          $ 23,238
Cash                                                             2,693
Interest and dividends receivable                                   27
Receivable for investments sold                                    495
                                                              --------
  Total Assets                                                  26,453
                                                              --------
Liabilities:
Payable for investments purchased                                  765
Accrued expenses and other payables:
  Investment advisory fees                                          20
  Distribution services--Investor Shares                            10
  Custodian fees                                                     7
  Other                                                             22
                                                              --------
  Total Liabilities                                                824
                                                              --------
Net Assets:
Paid-in Capital                                                 34,057
Accumulated net investment loss                                   (131)
Accumulated net realized losses from investment transactions   (10,067)
Net unrealized appreciation of investments                       1,770
                                                              --------
  Total Net Assets                                            $ 25,629
                                                              ========
Net Assets:
  Investor Shares                                             $ 24,596
  Institutional Shares                                           1,033
                                                              --------
  Total                                                       $ 25,629
                                                              ========
Shares of Beneficial Interest Outstanding
  (Indefinite number of shares authorized, $.10 par value):
  Investor Shares                                                1,936
  Institutional Shares                                              80
                                                              --------
  Total                                                          2,016
                                                              ========
Net Asset Value
  Investor Shares                                             $  12.71
                                                              ========
  Institutional Shares                                        $  12.85
                                                              ========

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Laureate Fund
Statement of Operations
For the six months ended June 30, 2001
(Unaudited)
(Amounts in thousands)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest income                                                $   130
Dividend income                                                     19
                                                               -------
  Total Income                                                     149
                                                               -------
EXPENSES:
Investment advisory fees                                           149
Distribution services--Investor Shares                              72
Custodian fees                                                       8
Trustees' fees                                                       2
Transfer agency/accounting fees                                     18
Professional fees                                                   14
Other fees                                                          17
                                                               -------
  Net Expenses                                                     280
                                                               -------
  Net Investment Loss                                             (131)
                                                               -------
Realized and Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions                (4,409)
Change in unrealized appreciation/depreciation of investments    1,131
                                                               -------
Net realized and unrealized gains/(losses) from investments     (3,278)
                                                               -------
Change in net assets resulting from operations                 $(3,409)
                                                               =======

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Laureate Fund
Statements of Changes in Net Assets
(Amounts in thousands)

--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended        Year Ended
                                                 June 30, 2001 December 31, 2000
                                                 ------------- -----------------
                                                  (Unaudited)
Increase/(Decrease) in Net Assets:
Operations:
Net investment loss                                $   (131)       $   (521)
Net realized gain/(loss) from investment trans-
 actions                                             (4,409)          2,214
Change in unrealized appreciation/depreciation
 of investments                                       1,131          (8,151)
                                                   --------        --------
  Change in net assets resulting from operations     (3,409)         (6,458)
                                                   --------        --------
Distributions to Investor Shareholders:
  From net realized gains on investment transac-
   tions                                               (271)         (6,861)
Distributions to Institutional Shareholders:
  From net realized gains on investment transac-
   tions                                                 (9)           (213)
                                                   --------        --------
  Change in net assets from shareholder distri-
   butions                                             (280)         (7,074)
                                                   --------        --------
Fund Share (Principal) Transactions:
Proceeds from shares issued                           1,414          30,323
Dividends reinvested                                    264           6,684
Cost of shares redeemed                             (10,679)        (18,710)
                                                   --------        --------
  Change in net assets from fund share transac-
   tions                                             (9,001)         18,297
                                                   --------        --------
  Change in net assets                              (12,690)          4,765
Net Assets:
  Beginning of period                                38,319          33,554
                                                   --------        --------
  End of period                                    $ 25,629        $ 38,319
                                                   ========        ========

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Laureate Fund -
Financial Highlights
(For a share outstanding throughout each period)

--------------------------------------------------------------------------------

                          Six Months               Year Ended December 31,
                             Ended      --------------------------------------------------
                         June 30, 2001    2000     1999         1998        1997    1996
                         -------------  --------  -------  --------------  ------  -------
                          (Unaudited)
Investor Shares
Net Asset Value, Begin-
 ning of Period             $ 14.09     $  19.19  $ 13.29     $ 10.38      $10.82  $  9.82
                            -------     --------  -------     -------      ------  -------
Income from Investment
 Operations:
  Net investment income
   (loss)                     (0.07)       (0.21)   (0.07)      (0.12)       0.52    (0.08)
  Net realized and
   unrealized
   gains/(losses) from
   investments                (1.19)       (1.94)    6.78        3.76        0.07     2.14
                            -------     --------  -------     -------      ------  -------
  Total from Investment
   Operations                 (1.26)       (2.15)    6.71        3.64        0.59     2.06
                            -------     --------  -------     -------      ------  -------
Distributions to share-
 holders from:
  Net investment income          --           --       --          --       (0.52)      --
  Net realized gain on
   investments                (0.12)       (2.95)   (0.81)      (0.73)      (0.51)   (1.06)
                            -------     --------  -------     -------      ------  -------
  Total Distributions         (0.12)       (2.95)   (0.81)      (0.73)      (1.03)   (1.06)
                            -------     --------  -------     -------      ------  -------
Net Asset Value, End of
 Period                     $ 12.71     $  14.09  $ 19.19     $ 13.29      $10.38  $ 10.82
                            =======     ========  =======     =======      ======  =======
Total Return                 (9.79%)(b)  (12.38%)  50.58%      35.14%       5.49%   21.03%
Ratios to Average Net
 Assets:
  Net expenses                1.92% (a)    1.94%    1.92%       2.63%       2.49%    3.92%
  Net investment income      (0.91%)(a)   (1.13%)  (0.49%)     (1.10%)      4.19%   (0.73%)
Supplemental data:
Net Assets at end of
 period ($000)               24,596       37,087   32,324       8,059       3,395    3,156
Portfolio turnover             571%        1204%    1172%       2792%       1511%    1267%
                                           Year Ended
                          Six Months      December 31,
                             Ended      -----------------   Period Ended
                         June 30, 2001    2000     1999    Dec. 31, 1998*
                         -------------  --------  -------  --------------
                          (Unaudited)
Institutional Shares
Net Asset Value, Begin-
 ning of Period             $ 14.23     $  19.30  $ 13.30     $ 10.38
                            -------     --------  -------     -------
Income from Investment
 Operations:
  Net investment income
   (loss)                     (0.03)       (0.12)    0.03       (0.11)
  Net realized and
   unrealized
   gains/(losses) from
   investments                (1.23)       (2.00)    6.78        3.76
                            -------     --------  -------     -------
  Total from Investment
   Operations                 (1.26)       (2.12)    6.81        3.65
                            -------     --------  -------     -------
Distributions to share-
 holders from:
  Net realized gain on
   investments                (0.12)       (2.95)   (0.81)      (0.73)
                            -------     --------  -------     -------
  Total Distributions         (0.12)       (2.95)   (0.81)      (0.73)
                            -------     --------  -------     -------
Net Asset Value, End of
 Period                     $ 12.85     $  14.23  $ 19.30     $ 13.30
                            =======     ========  =======     =======
Total Return                 (8.84%)(b)  (12.16%)  51.29%      35.24%
Ratios to Average Net
 Assets:
  Net expenses                1.42% (a)    1.44%    1.42%       2.13% (a)
  Net investment income      (0.41%)(a)   (0.63%)   0.01%      (0.60%)(a)
Supplemental data:
Net Assets at end of
 period ($000)                1,033        1,232    1,230           9
Portfolio turnover             571%        1204%    1172%       2792%

--------
 * Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
(a) Annualized.
(b) Non annualized.

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Laureate Fund
Notes to Financial Statements
June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

(1)Significant Accounting Policies

The Fund is a diversified, open-end management investment company, organized as a Trust under the laws of the State of Ohio by a Declaration of Trust dated February 10, 1993. Shares of the Fund are divided into two classes, Investor shares and Institutional shares. Each share represents an equal proportionate interest in the Fund with other shares of the same class. Investor shares incur a distribution expense. The Fund has an investment objective of achieving a high total return, a combination of capital appreciation and income, consistent with reasonable risk. This fund pursues its objective by investing exclusively in shares of other open-end registered investment companies, commonly called mutual funds. Significant accounting policies of the Fund are presented below:

Security Valuation

The Fund intends to invest exclusively in other open-end management investment companies (mutual funds). The investments in mutual funds are carried at market value. The market quotation used for mutual funds is the net asset value on the date on which the valuation is made.

Security Transaction Timing

Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Income Taxes

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)Investment Advisory Agreement

On December 28, 2000, the shareholders of the fund approved a new investment advisory agreement, which became effective on January 2, 2001, with Fifth Third Asset Management Inc., a wholly owned subsidiary of Fifth Third Bancorp. The Investment Advisor receives from the Fund, as compensation for its services to the Fund, an annual fee of 1.00% on the first $150,000,000 of the Fund's net assets, and 0.75% of the Fund's net assets in excess of $150,000,000.

Fifth Third/Maxus Laureate Fund
Notes to Financial Statements (continued)
June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------


(3)Related Party Transactions

The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Since January 2, 2001, BISYS Fund Services Limited Partnership ("BISYS") has served as the national distributor of the Fund's shares. The Fund has entered into a distribution agreement to which the Fund pays BISYS a fee, accrued daily and payable monthly at an annual rate of 0.50%, based on the average daily net assets for Investor class only. Mutual Shareholder Services performed fund accounting and transfer agency services for the Fund. Fifth Third/Maxus Securities, Inc. is a registered broker-dealer. Fifth Third/Maxus Securities, Inc. effected substantially all of the investment portfolio transactions for the Fund. The fees collected by Fifth Third/Maxus Securities, Inc. represent transaction charges imposed by the custodian. Fifth Third/Maxus Securities, Inc. pays these charges to the custodian without a mark-up.

At June 30, 2001, Fifth Third/Maxus Securities Inc. owned 10,000 shares in the Fund.

Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Advisor and Administrator.

(4) Capital Stock and Distribution

At June 30, 2001 an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $34,057,010.

Transactions in Fund Shares were as follows:
(Amounts in thousands)

                                           Six Months Ended    Year Ended
                                            June 30, 2001   December 31, 2000
                                           ---------------- -----------------
CAPITAL TRANSACTIONS:
Investor Shares:
  Shares issued                                $  1,399         $ 30,084
  Dividends reinvested                              255            6,471
  Shares redeemed                               (10,571)         (18,645)
                                               --------         --------
  Investor Shares                              $ (8,917)        $ 17,910
                                               --------         --------
Institutional Shares:
  Shares issued                                $     15         $    239
  Dividends reinvested                                9              213
  Shares redeemed                                  (108)             (65)
                                               --------         --------
  Institutional Shares                         $    (84)        $    387
                                               --------         --------
Total net increases from capital transac-
 tions                                         $ (9,001)        $ 18,297
                                               ========         ========

Fifth Third/Maxus Laureate Fund
Notes to Financial Statements (continued)
June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------


                                           Six Months Ended    Year Ended
                                            June 30, 2001   December 31, 2000
                                           ---------------- -----------------
SHARE TRANSACTIONS:
Investor Shares:
  Shares issued                                   107             1,567
  Dividends reinvested                             21               410
  Shares redeemed                                (824)           (1,029)
                                                 ----            ------
  Investor Shares                                (696)              948
                                                 ----            ------
Institutional Shares:
  Shares issued                                     1                13
  Dividends reinvested                              1                14
  Shares redeemed                                  (8)               (4)
                                                 ----            ------
  Institutional Shares                             (6)               23
                                                 ----            ------
Total net increases from capital transac-
 tions                                           (702)              971
                                                 ====            ======

Distributions to shareholders are recorded on the ex-dividend date. Payments in excess of net investment income or of accumulated net realized gains reported in the financial statements are due primarily to book/tax differences (i.e. reclass of market discounts, gain/loss, paydowns and distributions). Payments due to permanent differences have been charged to paid in capital. Payments due to temporary differences have been charged to distributions in excess of net investment income or realized gains.

(5)Purchases and Sales of Securities

During the six months ended June 30, 2001 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $154,243,009 and $165,876,094 respectively.

(6)Security Transactions

For Federal income tax purposes, the cost of investments owned at June 30, 2001 was $21,467,410.

At June 30, 2001, the composition of unrealized appreciation (the excess of value over book cost) and depreciation (the excess of book cost over value) was as follows:

     Appreciation                (Depreciation)                           Net Appreciation
     ------------                --------------                           -----------------
     $1,994,061                    ($223,579)                                $1,770,482

(7) New Accounting Pronouncement

In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Funds' financial statements. These changes are not expected to have any material impact on the net assets of the Funds.

(8) Reorganization

The Fund entered into an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of the Fifth Third/Maxus Laureate Fund to the Fifth Third Worldwide Fund. This transaction is more fully described in the combined prospectus/proxy statement. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, will be completed on August 13, 2001 and follows approval by shareholders of the Fifth Third/Maxus Laureate Fund. At a special meeting of shareholders of the Fifth Third/Maxus Laureate Fund, shareholders of the Fund acted upon and approved the following matter:

 Approval of the Agreement and Plan of Reorganization by the Fifth Third/Maxus
   Laureate Fund Providing for the Transfer of All of the Assets of the Fifth Third/Maxus Laureate Fund to the Fifth Third Worldwide Fund in Exchange for
                    Shares of the Fifth Third Worldwide Fund

        For                 Against                         Abstain                           Total
        ---                 -------                         -------                           -----
     1,186,069              56,568                          50,027                          1,292,664

Addresses

--------------------------------------------------------------------------------
Fifth Third/Maxus Equity Fund            Fifth Third/Maxus Funds
Fifth Third/Maxus Aggressive Value Fund  c/o Fifth Third Bank
Fifth Third/Maxus Laureate Fund          1404 East Ninth Street, 5th Floor
Fifth Third/Maxus Income Fund            Cleveland, Ohio 44114
--------------------------------------------------------------------------------

Investment Advisor                       Fifth Third Asset Management Inc.
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian                                Fifth Third Bank
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor                              BISYS Fund Services Limited Partnership
                                         3435 Stelzer Road
                                         Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                     McCurdy & Associates CPA's
                                         27955 Clemens Road
                                         Westlake, Ohio 44145

--------------------------------------------------------------------------------

Transfer Agent                           Mutual Shareholder Services LLC
                                         8869 Brecksville Road, Suite C
                                         Brecksville, Ohio 44141

--------------------------------------------------------------------------------

Legal Counsel                            McDonald, Hopkins,
                                         Burke & Haber Co., L.P.A.
                                         2100 Bank One Center
                                         600 Superior Avenue
                                         Cleveland, Ohio 44114-2653

--------------------------------------------------------------------------------

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8/01                                                                     MAX-SAR